Employee Benefits (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Benefits [Line Items]
Balance	$ 22,153,423
Balance	23,699,115	$ 22,153,423
Severance Indemniy [Member]
Disclosure Of Employee Benefits [Line Items]
Balance	22,153,423	19,043,559
Current cost of service	1,942,099	1,650,484
Interest cost	1,850,598	1,702,662
Actuarial (Gain) losses	(99,357)	2,342,336
Paid-up benefits	(1,934,587)	(2,490,851)
Past service cost	604,337	342,039
Conversion effect	(694,189)	(670,709)
Others	(123,209)	233,903
Movements of the year	1,545,692	3,109,864
Balance	$ 23,699,115	$ 22,153,423